SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.
1

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.1%
Asset Backed Securities - 26.9%
$ 1,331,987 AFG ABS I, LLC, 9.40%, 09/16/30(a) $ 1,411,593
292,645 AFG ABS I, LLC, 6.30%, 09/16/30(a) 293,459
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 675,996
842,306 AMSR Trust, 1.63%, 07/17/37(a) 840,545
391,325 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 393,293
754,305 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 760,383
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,203,589
585,426 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 586,627
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 102,376
379,405 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 388,594
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,615,712
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 252,620
1,351,579 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,369,458
1,295,000 CarMax Auto Owner Trust, 5.50%,
01/16/29 1,313,394
595,879 CCG Receivables Trust, 4.99%,
03/15/32(a) 599,184
1,160,112 CCG Receivables Trust, 6.28%,
04/14/32(a) 1,174,222
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 2,042,153
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29(a) 2,100,720
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 301,896
245,742 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 234,279
218,444 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 211,689
223,603 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 221,094
100,717 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 101,766
1,000,000 Crossroads Asset Trust, 4.91%,
02/20/32(a) 1,002,383
1,290,000 Dext ABS, LLC, 4.77%, 08/15/35(a) 1,299,727
2,099,355 DLLAD, LLC, 4.79%, 01/20/28(a) 2,104,640
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,361,394
Principal
Amount
Security
Description Value
$ 501,157 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) $ 451,106
583,693 First Help Financial LLC, 4.94%,
11/15/30(a) 585,338
859,220 First Help Financial, LLC, 5.69%,
02/15/30(a) 867,941
1,686,964 FirstKey Homes Trust, 1.34%,
08/17/37(a) 1,674,862
923,724 Foundation Finance Trust, 4.60%,
03/15/50(a) 919,264
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,430,880
590,214 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 601,832
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 445,199
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,247,162
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,010,797
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 1,008,822
790,391 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 797,815
1,067,121 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 1,071,343
925,867 Iowa Student Loan Liquidity Corp.,
5.10%, 08/25/70(b) 911,531
480,324 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 481,627
950,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 965,452
1,250,000 M&T Equipment Notes, 4.91%,
03/16/32(a) 1,267,966
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 679,963
21,275 Navient Student Loan Trust, 6.03%,
10/15/31(a)(b) 21,280
796,824 Navient Student Loan Trust, 0.97%,
12/16/69(a) 712,927
445,213 NMEF Funding, LLC, 6.57%,
06/17/30(a) 448,104
666,187 NMEF Funding, LLC, 5.15%,
12/15/31(a) 669,103
213,692 NMEF Funding, LLC, 6.07%,
06/15/29(a) 214,084
713,953 North Texas Higher Education
Authority, Inc., 5.00%, 09/25/61(b) 710,227
1,090,961 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,063,684
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,966,425

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 593,530 Octane Receivables Trust, 5.80%,
07/20/32(a) $ 598,810
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 1,003,670
1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) 1,085,807
1,135,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 1,141,261
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,504,820
1,102,576 SBNA Auto Receivables Trust, 5.32%,
12/15/28(a) 1,105,855
404,201 SLM Student Loan Trust, 5.62%,
10/25/25(b) 400,280
349,438 SLM Student Loan Trust, 6.27%,
04/15/29(b) 350,217
180,666 SLM Student Loan Trust, 6.32%,
07/25/28(b) 181,333
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,332,969
422,698 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 376,430
162,321 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 160,525
567,692 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 494,312
231,712 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 226,736
221,228 Tricon American Homes Trust, 2.75%,
03/17/38(a) 218,261
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 1,369,253
916,167 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 930,968
1,700,000 Verdant Receivables, LLC, 4.96%,
05/12/33(a) 1,720,134
860,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 860,479
61,249,640
Non-Agency Commercial Mortgage Backed Securities - 11.3%
655,043 BANK 2019-BNK16, 3.93%, 02/15/52 647,557
496,023 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 483,720
910,698 BX Trust, 5.38%, 09/15/36(a)(b) 906,999
737,277 BX Trust, 5.28%, 11/15/38(a)(b) 737,046
194,308 BX Trust, 5.13%, 01/15/34(a)(b) 194,248
1,100,000 BXHPP Trust, 5.08%, 08/15/36(a)(b) 1,053,250
1,500,000 BXMT 2025-FL5, Ltd. CLO, 5.95%,
10/18/42(a)(b) 1,492,500
753,614 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 720,548
Principal
Amount
Security
Description Value
$ 360,514 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 $ 357,036
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 993,583
1,967,919 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,955,010
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 5.38%, 10/15/36(a)(b) 1,793,291
389,652 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(c) 249
1,120,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(a)(c) 1,136,212
51,925 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 51,709
1,770,220 KNDR 2021-KIND A, 5.38%,
08/15/38(a)(b) 1,750,305
123,393 MHC Commercial Mortgage Trust,
5.23%, 04/15/38(a)(b) 123,393
1,046,655 SREIT Trust, 5.00%, 07/15/36(a)(b) 1,046,001
502,679 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 479,187
300,225 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 279,261
921,924 Tricon Residential Trust, 3.86%,
04/17/39(a) 908,945
1,140,019 TRTX Issuer, Ltd. CLO, 5.96%,
02/15/39(a)(b) 1,139,621
1,450,000 VASA Trust, 5.33%, 07/15/39(a)(b) 1,406,798
767,141 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 658,518
632,538 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 641,811
1,445,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(a)(c) 1,453,662
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,132,995
2,145,000 WSTN Trust, 6.52%, 07/05/37(a)(c) 2,175,306
25,718,761
Non-Agency Residential Mortgage Backed Securities - 4.9%
631,583 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(c) 594,928
125,442 BRAVO Residential Funding Trust,
5.06%, 11/25/69(a)(b) 125,064
235,731 BRAVO Residential Funding Trust,
5.06%, 01/25/70(a)(b) 235,175
166,480 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 162,746
349,714 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 326,476
287,432 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 278,727

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 309,564 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) $ 302,040
29,742 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 28,980
1,279,185 COOPR Residential Mortgage Trust,
5.65%, 05/25/60(a)(d) 1,291,173
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,080
104,367 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 100,533
89,864 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.56%,
02/25/33(b) 95,488
95,209 CSMLT Trust, 2.96%, 10/25/30(a)(c) 91,473
846,743 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 854,026
472,746 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 469,331
32,954 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 32,730
411,272 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 403,293
166,109 MFRA Trust, 2.79%, 08/25/49(a)(c) 159,536
137,407 MFRA Trust, 0.85%, 01/25/56(a)(c) 132,326
386,035 MFRA Trust, 3.91%, 04/25/66(a)(d) 383,038
209,817 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 205,409
19,142 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 18,427
31,624 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 30,368
51,514 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 49,980
260,224 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 245,349
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 6.63%, 01/07/26(b) 7,306
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/26 5,314
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 637,234
449,603 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 438,038
85,274 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 84,162
305,770 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 298,095
677,217 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 631,906
1,323,372 Woodward Capital Management,
6.14%, 04/25/44(a)(c) 1,332,711
Principal
Amount
Security
Description Value
$ 1,225,544 Woodward Capital Management,
5.65%, 01/25/45(a)(d) $ 1,232,825
11,285,287
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $98,522,386) 98,253,688
Corporate Bonds - 30.5%
Communication Services - 1.0%
950,000 AT&T, Inc., 4.35%, 03/01/29 951,993
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 638,540
675,000 Verizon Communications, Inc., 4.13%,
03/16/27 674,435
2,264,968
Consumer Discretionary - 3.9%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 200,277
500,000 Carnival Corp., 4.00%, 08/01/28(a) 489,375
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,080,917
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 993,136
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 901,880
575,000 Harley-Davidson Financial Services,
Inc., 5.95%, 06/11/29(a) 584,907
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,108,034
144,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27(a) 144,189
300,000 Newell Brands, Inc., 6.38%, 05/15/30 291,847
650,000 Starbucks Corp., 4.50%, 05/15/28 653,248
800,000 Tapestry, Inc., 5.10%, 03/11/30 810,408
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 348,000
275,000 Whirlpool Corp., 6.13%, 06/15/30 277,417
8,883,635
Consumer Staples - 2.3%
350,000 Agilent Technologies, Inc., 2.75%,
09/15/29 327,593
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 439,342
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,299,964
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,655
1,433,000 The Campbell's Co., 5.20%, 03/19/27 1,453,080
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 209,393
680,000 United Rentals North America, Inc.,
4.88%, 01/15/28 677,288
5,416,315
Energy - 2.6%
450,000 ConocoPhillips Co., 4.70%, 01/15/30 456,289
950,000 Energy Transfer LP, 5.63%, 05/01/27(a) 951,879
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,185,462

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 2,145,000 Occidental Petroleum Corp., 5.00%,
08/01/27 $ 2,163,460
300,000 PBF Holding Co., LLC/PBF Finance
Corp., 9.88%, 03/15/30(a) 291,797
6,048,887
Financials - 11.3%
2,300,000 Bank of America Corp., 3.71%,
04/24/28(c) 2,272,690
225,000 CBRE Services, Inc., 4.80%, 06/15/30 225,707
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,389,922
2,245,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,290,424
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 570,698
2,330,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(c) 2,297,467
2,225,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,281,691
1,760,000 KeyCorp, MTN, 2.25%, 04/06/27 1,697,121
2,205,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,267,734
690,000 NNN REIT, Inc., 4.60%, 02/15/31 686,321
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,034,323
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,962,325
2,240,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,265,877
2,215,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,300,077
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 128,279
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 2,263,925
25,934,581
Industrials - 2.6%
1,125,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 1,119,481
300,000 Graphic Packaging International, LLC,
3.50%, 03/15/28(a) 287,504
725,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 745,172
1,050,000 Molex Electronic Technologies, LLC,
4.75%, 04/30/28(a) 1,056,603
1,865,000 RTX Corp., 3.50%, 03/15/27 1,842,541
775,000 The Boeing Co., 6.30%, 05/01/29 819,292
5,870,593
Information Technology - 2.1%
1,350,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,365,800
1,740,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,741,522
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 219,073
1,270,000 Paychex, Inc., 5.10%, 04/15/30 1,300,709
4,627,104
Materials - 1.7%
1,990,000 Albemarle Corp., 4.65%, 06/01/27 1,983,063
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,935,031
3,918,094
Principal
Amount
Security
Description Value
Utilities - 3.0%
$ 861,000 Duke Energy Corp., 4.85%, 01/05/27 $ 869,491
1,325,000 Duke Energy Corp., 3.15%, 08/15/27 1,298,149
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,284,202
650,000 FirstEnergy Corp., 3.90%, 07/15/27 642,712
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,561,577
6,656,131
Total Corporate Bonds (Cost $68,758,102) 69,620,308
Government & Agency Obligations - 25.3%
GOVERNMENT SECURITIES - 24.2%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,128
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,374,088
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 222,314
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 163,080
2,084,610
U.S. Treasury Securities - 23.3%
16,040,000 U.S. Treasury Note, 2.25%, 02/15/27 15,649,025
18,325,000 U.S. Treasury Note, 4.13%, 07/31/28 18,546,189
17,550,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 17,132,502
1,650,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,679,068
53,006,784
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%
207,960 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 182,759
163,253 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 161,129
567,400 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 534,769
246,574 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 40,506
39,008 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 1,645
61,555 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 6,350

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 36,321 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 $ 36,193
963,351
Federal National Mortgage Association - 0.0%
21,017 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 20,782
139,725 Federal National Mortgage Association
Interest Only, 2.72%, 01/25/39(c) 5,210
25,992
Government National Mortgage Association - 0.7%
1,161,259 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,159,203
120,637 Government National Mortgage
Association #559220, 7.00%,
01/15/33 120,520
85,862 Government National Mortgage
Association #610022, 5.60%,
08/15/34 85,661
281,868 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 284,818
1,650,202
Total Government & Agency Obligations (Cost
$57,348,243) 57,730,939
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 07/30/25), 14.00%(c)(e) 329,680
Total Preferred Stocks (Cost $410,420) 329,680
Short-Term Investments - 0.8%
Investment Company - 0.8%
1,731,897 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(f) 1,731,897
Total Short-Term Investments (Cost $1,731,897) 1,731,897
Investments, at value - 99.8% (Cost $226,771,048) 227,666,512
Other assets in excess of liabilities - 0.2% 342,671
NET ASSETS - 100.0% $ 228,009,183
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2025, the aggregate value of these liquid securities were $99,938,078 or 43.8% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30,
2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2025.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 16.2%
Asset Backed Securities - 6.5%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 927,872
545,305 Capital Automotive, 1.44%,
08/15/51(a) 522,619
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 820,610
270,428 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 236,746
390,445 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 386,064
253,225 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 248,618
336,467 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 308,932
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 881,612
810,547 Home Partners of America Trust,
2.20%, 01/17/41(a) 747,674
18,113 Navient Student Loan Trust, 6.03%,
10/15/31(a)(b) 18,118
365,937 Navient Student Loan Trust, 1.11%,
02/18/70(a) 324,047
191,117 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 180,091
342,893 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 322,497
809,368 Progress Residential Trust, 1.52%,
07/17/38(a) 788,937
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 601,928
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 421,716
327,346 SLM Student Loan Trust, 5.62%,
10/25/25(b) 324,170
472,678 SLM Student Loan Trust, 6.27%,
04/15/29(b) 473,731
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 581,078
1,123,814 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,053,572
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 924,742
11,095,374
Non-Agency Commercial Mortgage Backed Securities - 2.9%
765,374 BX Trust, 5.38%, 09/15/36(a)(b) 762,265
533,479 CD Commercial Mortgage Trust,
4.21%, 08/15/51 530,988
Principal
Amount
Security
Description Value
$ 390,000 Goldman Sachs Mortgage Securities
Trust, 5.31%, 11/15/36(a)(b) $ 387,075
590,197 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(c) 377
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 999,618
530,606 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 505,809
231,602 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 215,430
607,971 Tricon Residential Trust, 3.86%,
04/17/39(a) 599,412
351,410 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 356,562
480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 506,839
4,864,375
Non-Agency Residential Mortgage Backed Securities - 6.8%
168,195 BRAVO Residential Funding Trust,
5.06%, 11/25/69(a)(b) 167,689
972,537 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 907,916
199,087 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 193,057
253,777 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 247,608
205,295 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 200,034
65,907 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 67,690
10,528 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 10,548
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,080
626,665 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 571,786
695,801 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 628,674
89,864 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.56%,
02/25/33(b) 95,488
91,547 CSMLT Trust, 2.96%, 10/25/30(a)(c) 87,955
714,978 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 709,813
583,023 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 520,270
34,379 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 34,145

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 817,632 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) $ 735,963
721,473 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 639,404
409,791 MFRA Trust, 3.91%, 04/25/66(a)(d) 406,609
236,910 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 231,000
182,101 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 170,695
134,220 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 129,208
80,497 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 77,301
238,388 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 231,288
556,333 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 499,366
1,221,151 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,083,608
816,529 PSMC Trust, 2.50%, 08/25/51(a)(c) 731,094
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 6.63%, 01/07/26(b) 8,577
713,694 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 632,516
125,752 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 122,411
830,000 Towd Point Mortgage Trust 2025-1,
4.75%, 06/25/65(a)(c) 828,154
708,857 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 628,320
11,599,267
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $29,145,779) 27,559,016
Corporate Bonds - 26.6%
Communication Services - 1.6%
345,000 Alphabet, Inc., 2.25%, 08/15/60 182,152
1,165,000 AT&T, Inc., 4.30%, 12/15/42 981,538
915,000 Meta Platforms, Inc., 3.85%, 08/15/32 879,998
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 647,055
2,690,743
Consumer Discretionary - 2.9%
985,000 Dollar General Corp., 3.50%, 04/03/30 934,878
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 601,253
855,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 782,303
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,124,274
525,000 Tapestry, Inc., 5.10%, 03/11/30 531,830
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,018,933
4,993,471
Principal
Amount
Security
Description Value
Consumer Staples - 1.8%
$ 530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) $ 529,208
685,000 Mars, Inc., 5.20%, 03/01/35(a) 693,206
940,000 The Campbell's Co., 2.38%, 04/24/30 851,925
625,000 The Campbell's Co., 4.75%, 03/23/35 600,460
565,000 The Kroger Co., 5.00%, 09/15/34 560,959
3,235,758
Energy - 1.0%
1,185,000 Energy Transfer LP, 5.55%, 05/15/34 1,199,660
595,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 528,492
1,728,152
Financials - 8.7%
1,345,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,207,036
1,360,000 CBRE Services, Inc., 2.50%, 04/01/31 1,201,932
1,220,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,217,266
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,112,388
1,195,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,223,238
1,105,000 KeyCorp, MTN, 2.25%, 04/06/27 1,065,522
1,215,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,216,225
400,000 Regions Financial Corp., 5.50%,
09/06/35(c) 401,000
930,000 Regions Financial Corp., 1.80%,
08/12/28 858,754
947,000 The Chubb Corp., 6.80%, 11/15/31 1,055,966
1,345,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,210,563
1,210,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,210,757
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 972,608
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,204,693
15,157,948
Industrials - 4.3%
1,364,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,222,104
1,275,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,130,523
225,000 Emerson Electric Co., 5.00%, 03/15/35 228,191
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,150,700
430,000 Molex Electronic Technologies, LLC,
5.25%, 04/30/32(a) 436,329
1,252,000 RTX Corp., 4.88%, 10/15/40 1,177,329
280,000 The Boeing Co., 6.53%, 05/01/34 304,228
815,000 TTX Co., 4.60%, 02/01/49(a) 698,502

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 935,000 Waste Management, Inc., 1.50%,
03/15/31 $ 799,431
7,147,337
Information Technology - 2.6%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 606,261
1,140,000 Oracle Corp., 2.30%, 03/25/28 1,081,991
475,000 Paychex, Inc., 5.60%, 04/15/35 490,989
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 942,791
1,220,000 Xilinx, Inc., 2.38%, 06/01/30 1,118,386
4,240,418
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 529,117
376,000 Albemarle Corp., 5.45%, 12/01/44 313,843
819,000 The Mosaic Co., 5.45%, 11/15/33 837,712
1,680,672
Real Estate - 0.7%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,121,604
Utilities - 2.0%
1,160,000 Duke Energy Corp., 5.75%, 09/15/33 1,218,347
420,000 Exelon Corp., 6.50%, 03/15/55(c) 427,210
425,000 Exelon Corp., 5.13%, 03/15/31 435,330
670,000 NiSource, Inc., 5.35%, 04/01/34 681,145
616,308 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 610,060
3,372,092
Total Corporate Bonds (Cost $47,457,948) 45,368,195
Government & Agency Obligations - 55.7%
GOVERNMENT SECURITIES - 23.7%
Municipals - 0.8%
230,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 237,323
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 339,699
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 230,794
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 443,427
1,251,243
Treasury Inflation Index Securities - 0.3%
540,702 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(e) 542,777
U.S. Treasury Securities - 22.6%
9,910,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,525,697
720,000 U.S. Treasury Bond, 3.63%, 05/15/53 587,250
6,605,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 5,977,009
13,865,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 12,179,536
Principal
Amount
Security
Description Value
$ 2,990,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 $ 2,944,449
1,175,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,178,855
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,396,253
1,750,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,780,830
38,569,879
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 32.0%
Federal Home Loan Mortgage Corp. - 13.1%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 694,440
321,450 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 312,620
552,021 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 517,459
257,909 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 243,077
574,046 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 520,508
1,407 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 1,401
838,912 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 704,158
1,007,149 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 938,687
1,472,484 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,416,247
1,270,780 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,256,094
1,334,753 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,369,935
1,502,809 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,409,112
1,921,657 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,741,270
2,615,756 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,450,364
1,721,699 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,655,945
841,223 Federal Home Loan Mortgage Corp.
#SD6968, 5.50%, 11/01/54 849,183
71,208 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 71,408
75,798 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 76,065
806,635 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 728,535
210,067 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 209,395

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 273,392 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 $ 260,863
544,306 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 518,465
606,951 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 99,708
105,401 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 104,774
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 932,150
472,052 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 455,043
598,803 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 550,993
370,921 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 340,688
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,393,885
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 466,454
22,288,926
Federal National Mortgage Association - 16.1%
56,288 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 57,054
49,654 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 49,495
5,286 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,390
44,318 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 44,217
294,021 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 265,554
97,517 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 97,285
17,855 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 18,718
211,823 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 204,652
72,634 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 70,084
157,355 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 153,966
1,120,378 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,040,316
1,148,541 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,052,893
250,176 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 240,876
325,392 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 318,761
Principal
Amount
Security
Description Value
$ 261,552 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 $ 251,472
324,972 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 285,447
316,615 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 291,772
980,050 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 855,793
1,223,565 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,071,077
1,849,036 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,775,031
429,077 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 423,628
1,618,215 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,630,026
2,338,605 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,309,952
1,854,622 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,608,949
2,663,037 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,310,693
1,906,426 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,727,550
1,590,065 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,490,929
923,822 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 801,592
1,926,062 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,742,002
1,057,941 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,046,602
1,468,071 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,452,267
217,020 Federal National Mortgage Association
Interest Only, 2.72%, 01/25/39(c) 8,092
641,928 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 583,335
433,861 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 428,235
107,261 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 105,651
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 931,230
723,610 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 721,345
27,471,931
Government National Mortgage Association - 2.8%
805,388 Government National Mortgage
Association, 5.50%, 05/16/40 830,509
323,438 Government National Mortgage
Association, 2.85%, 04/16/50 310,990

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 854,147 Government National Mortgage
Association, 4.75%, 10/16/55 $ 841,716
852,755 Government National Mortgage
Association, 4.75%, 03/16/65(c) 841,685
355,184 Government National Mortgage
Association, 3.50%, 01/20/69(c) 344,642
737,077 Government National Mortgage
Association #786915, 5.50%,
09/20/53 745,726
324,609 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 294,099
555,824 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 561,641
4,771,008
Total Government & Agency Obligations (Cost
$100,572,817) 94,895,764
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
1,923,147 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(f) 1,923,147
Total Short-Term Investments (Cost $1,923,147) 1,923,147
Investments, at value - 99.6% (Cost $179,099,691) 169,746,122
Other assets in excess of liabilities - 0.4% 670,975
NET ASSETS - 100.0% $ 170,417,097
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2025, the aggregate value of these liquid securities were $29,255,368 or
17.2% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2025.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.8%
GOVERNMENT SECURITIES - 96.0%
Municipals - 96.0%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 108,878
Colorado - 1.6%
200,000 City of Wheat Ridge CO Sales & Use
Tax Revenue, Colorado RB, 5.00%,
12/01/42 209,077
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 161,634
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 425,517
796,228
Illinois - 1.0%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 265,562
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 216,199
481,761
Iowa - 1.0%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 224,323
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 248,019
472,342
Missouri - 0.5%
225,000 City of Kansas City MO, Missouri RB,
5.00%, 04/01/43 234,250
Nebraska - 86.6%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 253,522
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 291,869
300,000 Buffalo County School District No. 7,
Nebraska GO, 2.00%, 12/15/25 297,722
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 204,205
260,000 Burton County School District No. 20,
Nebraska GO, 5.00%, 12/15/30 271,099
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 373,078
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 374,824
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 305,427
Principal
Amount
Security
Description Value
$ 305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 $ 300,982
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 202,506
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 299,986
200,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 215,446
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 321,941
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 148,310
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 52,395
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 111,166
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 333,887
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 266,266
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 129,987
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 199,759
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,995
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 350,689
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 243,366
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,580
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 51,328
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 436,218
70,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 68,967
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 232,809
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 372,013
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 374,716

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 $ 158,352
200,000 City of Lincoln NE Sanitary Sewer
Revenue, Nebraska RB, 5.00%,
06/15/36 217,487
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 152,427
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 145,657
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 194,414
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 207,979
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 359,163
100,000 City of North Platte NE, Nebraska RB,
5.00%, 12/15/34 105,713
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,371
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 377,519
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 217,387
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 557,592
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 554,024
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 261,227
250,000 City of Papillion NE, Nebraska RB,
3.75%, 09/15/29 250,547
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 194,205
200,000 Colfax County School District No. 58,
Nebraska GO, 5.00%, 12/15/35 211,189
45,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 45,010
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 370,830
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 275,948
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 302,323
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 437,463
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 124,086
Principal
Amount
Security
Description Value
$ 325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 $ 316,095
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 189,561
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 261,723
250,000 Cuming County School District No. 20,
Nebraska GO, 5.25%, 12/15/35 267,731
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 263,770
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 321,927
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 400,505
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,150,067
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 319,473
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 181,002
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 565,437
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 251,259
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 94,338
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 255,775
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 257,878
250,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 12/15/37 272,906
265,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/42 276,280
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 221,334
200,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 193,933
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 251,662
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 668,940
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,314
150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 149,720

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 $ 209,366
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 542,749
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 379,942
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 486,562
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 708,111
200,000 Hall County School District No. 2,
Nebraska GO, 5.00%, 12/15/39 215,804
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 154,192
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 152,087
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 88,865
370,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/34 304,096
320,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/28 305,983
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 214,946
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 981,092
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 116,533
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,362
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 340,718
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 298,447
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 388,919
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 482,162
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 148,106
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 98,157
220,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 215,098
Principal
Amount
Security
Description Value
$ 125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 $ 136,379
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 201,156
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,000
205,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 220,031
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 447,484
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 319,993
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 410,143
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 411,515
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 191,054
100,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 107,292
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 379,288
395,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 415,557
105,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/43 110,059
115,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/44 119,691
200,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 179,896
1,370,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,413,054
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 263,863
400,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/55 416,796
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 775,744
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 512,353
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 173,020
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 591,330
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 269,459
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 645,681
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 415,255

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 $ 268,399
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 216,705
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/41 212,458
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 313,645
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 311,332
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,028
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 91,301
130,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 126,457
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 80,063
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 97,283
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 87,515
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 300,281
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 291,921
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 304,519
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 294,264
300,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 305,114
105,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 104,711
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 390,046
200,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 199,479
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 193,447
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 179,014
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 265,773
450,000 York County School District No. 12,
Nebraska GO, 2.00%, 12/15/25 446,582
Principal
Amount
Security
Description Value
$ 100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 $ 106,444
42,944,772
New York - 1.1%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 339,973
200,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 209,664
549,637
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 461,114
South Dakota - 0.5%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 225,874
Texas - 1.1%
100,000 City of Waco TX, Texas GO, 5.25%,
02/01/50 103,882
300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 312,216
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 148,523
564,621
Wisconsin - 1.5%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 410,026
350,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 341,355
751,381
47,590,858
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.8%
Federal Home Loan Mortgage Corp. - 2.8%
198,415 Federal Home Loan Mortgage Corp.,
4.55%, 10/25/40(a) 202,110
194,374 Federal Home Loan Mortgage Corp.,
4.16%, 05/25/41(a) 185,628
288,071 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 236,726
249,163 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41 250,825
530,846 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 512,023
1,387,312
Total Government & Agency Obligations (Cost
$50,877,709) 48,978,170

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
379,067 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(c) $ 379,067
Total Short-Term Investments (Cost $379,067) 379,067
Investments, at value - 99.6% (Cost $51,256,776) 49,357,237
Other assets in excess of liabilities - 0.4% 206,486
NET ASSETS - 100.0% $ 49,563,723
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2025.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2025, the aggregate value of these liquid securities were $236,726 or 0.5%
of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 59.9%
Communication Services - 5.9%
10,805 Alphabet, Inc., Class C $ 1,916,699
8,000 Corning, Inc. 420,720
2,410 Meta Platforms, Inc., Class A 1,778,797
1,470 T-Mobile US, Inc. 350,242
8,650 Verizon Communications, Inc. 374,286
4,840,744
Consumer Discretionary - 6.4%
9,280 Amazon.com, Inc.(a) 2,035,939
86 Booking Holdings, Inc. 497,875
3,390 O'Reilly Automotive, Inc.(a) 305,541
955 Pool Corp. 278,363
1,565 Royal Caribbean Cruises, Ltd. 490,064
2,825 SharkNinja, Inc.(a) 279,647
1,485 Tesla, Inc.(a) 471,725
1,925 Texas Roadhouse, Inc. 360,764
1,535 The Home Depot, Inc. 562,792
5,282,710
Consumer Staples - 3.5%
5,850 Church & Dwight Co., Inc. 562,243
665 Costco Wholesale Corp. 658,310
5,420 Lamb Weston Holdings, Inc. 281,027
9,600 The Coca-Cola Co. 679,200
6,805 Walmart, Inc. 665,393
2,846,173
Energy - 1.8%
2,130 Diamondback Energy, Inc. 292,662
2,940 EOG Resources, Inc. 351,653
6,315 Exxon Mobil Corp. 680,757
1,475 Phillips 66 175,968
1,501,040
Financials - 8.3%
4,025 Brown & Brown, Inc. 446,252
1,870 Chubb, Ltd. 541,776
1,865 CME Group, Inc. 514,031
6,765 Equitable Holdings, Inc. 379,517
6,215 First American Financial Corp. 381,539
2,880 Fiserv, Inc.(a) 496,541
3,975 JPMorgan Chase & Co. 1,152,392
1,575 Mastercard, Inc., Class A 885,056
890 Moody's Corp. 446,415
4,265 Morgan Stanley 600,768
4,350 Synchrony Financial 290,319
8,120 Wells Fargo & Co. 650,574
6,785,180
Health Care - 5.6%
4,590 Abbott Laboratories 624,286
3,050 AbbVie, Inc. 566,141
1,770 Amgen, Inc. 494,202
5,425 Edwards Lifesciences Corp.(a) 424,289
1,130 Eli Lilly & Co. 880,869
Shares
Security
Description Value
440 Humana, Inc. $ 107,571
3,670 Lantheus Holdings, Inc.(a) 300,426
325 Thermo Fisher Scientific, Inc. 131,775
1,370 UFP Technologies, Inc.(a) 334,499
1,125 United Therapeutics Corp.(a) 323,269
2,580 Zoetis, Inc. 402,351
4,589,678
Industrials - 5.4%
2,825 AMETEK, Inc. 511,212
2,610 Cintas Corp. 581,691
8,700 CSX Corp. 283,881
5,075 Ingersoll Rand, Inc. 422,139
3,510 MasTec, Inc.(a) 598,209
1,640 Paycom Software, Inc. 379,496
4,757 RTX Corp. 694,617
4,795 The Timken Co. 347,877
2,565 Waste Management, Inc. 586,923
4,406,045
Information Technology - 18.2%
1,260 Adobe, Inc.(a) 487,469
6,945 Amphenol Corp., Class A 685,819
14,930 Apple, Inc. 3,063,188
3,750 Arista Networks, Inc.(a) 383,663
4,002 Entegris, Inc. 322,761
217 Fair Isaac Corp.(a) 396,667
2,190 Manhattan Associates, Inc.(a) 432,459
6,920 Microchip Technology, Inc. 486,961
7,535 Microsoft Corp. 3,747,984
10,748 Napco Security Technologies, Inc. 319,108
25,300 NVIDIA Corp. 3,997,147
3,915 QUALCOMM, Inc. 623,503
14,946,729
Materials - 1.5%
1,800 Balchem Corp. 286,560
1,260 Linde PLC 591,167
26,701 PureCycle Technologies, Inc.(a) 365,803
1,243,530
Real Estate - 1.6%
2,180 American Tower Corp. REIT 481,824
9,010 First Industrial Realty Trust, Inc. REIT 433,651
3,015 Sun Communities, Inc. REIT 381,367
1,296,842
Utilities - 1.7%
2,880 Atmos Energy Corp. 443,837
7,220 NextEra Energy, Inc. 501,212
5,315 The Southern Co. 488,077
1,433,126
Total Common Stocks (Cost $22,150,240) 49,171,797

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.7%
Asset Backed Securities - 6.7%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 149,813
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 85,761
20,849 AMSR Trust, 1.63%, 07/17/37(b) 20,806
75,366 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 75,745
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 300,897
62,091 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 62,218
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 178,391
30,973 CCG Receivables Trust, 5.82%,
09/16/30(b) 31,134
80,043 CCG Receivables Trust, 4.99%,
03/15/32(b) 80,487
66,292 CCG Receivables Trust, 6.28%,
04/14/32(b) 67,098
18,889 CCG Receivables Trust, 3.91%,
07/16/29(b) 18,865
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 231,355
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 108,810
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 288,334
211,793 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 213,149
19,859 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 19,244
33,410 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 30,074
200,000 FCCU Auto Receivables Trust, 5.18%,
05/15/31(b) 202,578
79,595 First Help Financial LLC, 4.94%,
11/15/30(b) 79,819
126,786 Foundation Finance Trust, 4.60%,
03/15/50(b) 126,173
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 183,067
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 201,532
52,464 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 53,496
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 102,345
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 170,982
Principal
Amount
Security
Description Value
$ 143,478 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) $ 144,046
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 102,313
84,763 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) 84,993
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 106,708
2,141 Navient Student Loan Trust, 6.03%,
10/15/31(b)(c) 2,141
88,059 NMEF Funding, LLC, 5.15%,
12/15/31(b) 88,445
8,052 NMEF Funding, LLC, 6.07%,
06/15/29(b) 8,067
61,466 North Texas Higher Education
Authority, Inc., 5.00%, 09/25/61(c) 61,145
77,564 Octane Receivables Trust, 5.80%,
07/20/32(b) 78,254
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 142,068
150,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 150,828
119,317 Progress Residential Trust, 1.52%,
07/17/38(b) 116,305
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 200,643
53,040 SLM Student Loan Trust, 6.27%,
04/15/29(c) 53,158
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 201,965
129,688 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 112,925
280,000 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 281,586
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 68,362
110,799 Tricon American Homes Trust, 1.48%,
11/17/39(b) 103,873
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(b) 178,598
115,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 115,064
5,483,660
Non-Agency Commercial Mortgage Backed Securities - 2.8%
51,220 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 49,949
55,621 BX Commercial Mortgage Trust,
5.32%, 02/15/39(b)(c) 55,586
155,013 BX Trust, 5.38%, 09/15/36(b)(c) 154,383
77,541 CD Commercial Mortgage Trust,
4.21%, 08/15/51 77,178

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 175,000 Goldman Sachs Mortgage Securities
Trust, 5.31%, 11/15/36(b)(c) $ 173,687
172,164 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 164,020
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 187,722
150,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(b)(d) 152,171
143,799 KNDR 2021-KIND A, 5.38%,
08/15/38(b)(c) 142,182
57,090 SREIT Trust, 5.00%, 07/15/36(b)(c) 57,055
54,210 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 51,677
129,568 Tricon Residential Trust, 3.86%,
04/17/39(b) 127,744
88,374 TRTX Issuer, Ltd. CLO, 5.96%,
02/15/39(b)(c) 88,343
133,625 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 129,604
80,469 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 69,075
275,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(b)(d) 276,649
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 153,108
220,000 WSTN Trust, 6.52%, 07/05/37(b)(d) 223,108
2,333,241
Non-Agency Residential Mortgage Backed Securities - 1.2%
84,211 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(d) 79,324
133,224 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 124,372
123,679 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 113,553
27,347 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 26,682
9,249 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 9,012
82,127 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 74,935
114,813 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 115,800
78,140 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(b) 77,576
3,919 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(d) 3,892
18,085 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 17,546
137,124 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 123,083
90,459 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 84,406
Principal
Amount
Security
Description Value
$ 116,497 Woodward Capital Management,
5.65%, 01/25/45(b)(e) $ 117,189
967,370
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,874,298) 8,784,271
Corporate Bonds - 11.3%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 302,014
319,000 Verizon Communications, Inc., 4.78%,
02/15/35 310,770
612,784
Consumer Discretionary - 1.4%
310,000 Dollar General Corp., 3.50%, 04/03/30 294,225
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 200,418
330,000 McDonald's Corp., 2.13%, 03/01/30 299,464
50,000 Starbucks Corp., 2.00%, 03/12/27 48,107
335,000 The Walt Disney Co., 2.65%, 01/13/31 308,834
1,151,048
Consumer Staples - 0.8%
300,000 Mars, Inc., 4.80%, 03/01/30(b) 303,960
115,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 112,413
250,000 The Campbell's Co., 2.38%, 04/24/30 226,576
642,949
Energy - 0.3%
245,000 Energy Transfer LP, 4.95%, 05/15/28 248,463
Financials - 4.1%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 309,612
326,000 CBRE Services, Inc., 2.50%, 04/01/31 288,110
300,000 Citigroup, Inc., 4.91%, 05/24/33(d) 299,328
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 259,408
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 312,971
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 317,030
150,000 KeyCorp, MTN, 2.25%, 04/06/27 144,641
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 285,287
155,000 NNN REIT, Inc., 4.60%, 02/15/31 154,174
225,000 Regions Financial Corp., 1.80%,
08/12/28 207,763
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 297,015
210,000 U.S. Bancorp, 4.84%, 02/01/34(d) 207,358
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) 316,060
3,398,757
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 109,477

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Industrials - 1.4%
$ 310,000 Agilent Technologies, Inc., 2.10%,
06/04/30 $ 277,751
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 215,307
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 254,190
175,000 Union Pacific Corp., 3.95%, 09/10/28 174,087
285,000 Waste Management, Inc., 1.50%,
03/15/31 243,677
1,165,012
Information Technology - 1.9%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 151,083
305,000 eBay, Inc., 3.60%, 06/05/27 301,780
225,000 Oracle Corp., 2.30%, 03/25/28 213,551
175,000 Paychex, Inc., 5.10%, 04/15/30 179,232
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 298,425
55,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 47,390
345,000 Xilinx, Inc., 2.38%, 06/01/30 316,265
1,507,726
Utilities - 0.5%
85,000 Duke Energy Corp., 5.75%, 09/15/33 89,275
300,000 Exelon Corp., 5.13%, 03/15/31 307,292
396,567
Total Corporate Bonds (Cost $9,484,226) 9,232,783
Government & Agency Obligations - 14.9%
GOVERNMENT SECURITIES - 14.3%
Municipals - 0.1%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 46,166
Treasury Inflation Index Securities - 0.3%
287,324 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 286,896
U.S. Treasury Securities - 13.9%
1,285,000 U.S. Treasury Note, 2.25%, 02/15/27 1,253,678
3,255,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 2,945,521
3,525,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,096,492
1,745,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,718,416
865,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 867,838
1,495,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,521,338
11,403,283
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
30,166 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) 29,774
Principal
Amount
Security
Description Value
$ 3,933 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 $ 3,919
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 221,545
255,238
Federal National Mortgage Association - 0.2%
140,295 Federal National Mortgage Association,
6.81%, 07/25/32(d) 146,922
3,543 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 3,514
65,079 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(d) 64,235
214,671
Government National Mortgage Association - 0.1%
60,108 Government National Mortgage
Association, 3.50%, 01/20/69(d) 58,324
Total Government & Agency Obligations (Cost
$12,273,960) 12,264,578
Shares Security Description Value
Short-Term Investments - 3.2%
Investment Company - 3.2%
2,628,342 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(g) 2,628,342
Total Short-Term Investments (Cost $2,628,342) 2,628,342
Investments, at value - 100.0% (Cost $55,411,066) 82,081,771
Other assets in excess of liabilities - 0.0% 19,804
NET ASSETS - 100.0% $ 82,101,575
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2025, the aggregate value of these liquid securities were $8,771,287 or 10.7%
of net assets.
(c) Floating rate security. Rate presented is as of June 30, 2025.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2025.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2025.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
CLO Collateralized Loan Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.0%
Communication Services - 1.3%
3,035 Nexstar Media Group, Inc., Class A $ 524,903
Consumer Discretionary - 13.9%
5,138 Burlington Stores, Inc.(a) 1,195,304
1,111 Domino's Pizza, Inc. 500,617
4,047 Dorman Products, Inc.(a) 496,445
10,058 Ollie's Bargain Outlet Holdings, Inc.(a) 1,325,443
1,587 TopBuild Corp.(a) 513,775
17,101 Tractor Supply Co. 902,420
7,241 Wyndham Hotels & Resorts, Inc. 588,042
5,522,046
Consumer Staples - 4.6%
2,381 Casey's General Stores, Inc. 1,214,953
3,551 Lancaster Colony Corp. 613,506
1,828,459
Energy - 4.4%
17,498 Northern Oil & Gas, Inc. 496,068
59,596 Permian Resources Corp. 811,698
17,438 SM Energy Co. 430,893
1,738,659
Financials - 18.1%
21,307 Atlantic Union Bankshares Corp. 666,483
4,404 Brown & Brown, Inc. 488,271
5,813 Cullen/Frost Bankers, Inc. 747,203
536 Markel Group, Inc.(a) 1,070,585
12,082 Moelis & Co., Class A 752,950
9,106 Selective Insurance Group, Inc. 789,035
9,384 SouthState Corp. 863,610
12,042 Stifel Financial Corp. 1,249,719
5,158 UMB Financial Corp. 542,415
7,170,271
Health Care - 9.0%
16,308 AMN Healthcare Services, Inc.(a) 337,086
20,474 Enovis Corp.(a) 642,065
4,126 ICON PLC(a) 600,127
5,694 Integer Holdings Corp.(a) 700,191
1,885 Molina Healthcare, Inc.(a) 561,542
7,578 Revvity, Inc. 732,944
3,573,955
Industrials - 21.7%
3,333 Broadridge Financial Solutions, Inc. 810,019
2,083 CACI International, Inc., Class A(a) 992,966
2,341 Carlisle Cos., Inc. 874,129
5,991 EnerSys 513,848
4,622 Enpro, Inc. 885,344
21,664 ExlService Holdings, Inc.(a) 948,667
8,908 Fortune Brands Innovations, Inc. 458,584
5,396 Franklin Electric Co., Inc. 484,237
7,400 ICF International, Inc. 626,854
2,877 Lincoln Electric Holdings, Inc. 596,460
11,149 Robert Half, Inc. 457,667
Shares
Security
Description Value
25,890 Tetra Tech, Inc. $ 931,004
8,579,779
Information Technology - 13.6%
8,471 Ambarella, Inc.(a) 559,637
9,344 Blackbaud, Inc.(a) 599,978
10,653 Diodes, Inc.(a) 563,437
3,730 Littelfuse, Inc. 845,703
5,634 Onto Innovation, Inc.(a) 568,640
13,451 Power Integrations, Inc. 751,911
4,999 PTC, Inc.(a) 861,528
4,503 Qualys, Inc.(a) 643,343
5,394,177
Materials - 3.4%
3,908 Balchem Corp. 622,153
6,527 RPM International, Inc. 716,926
1,339,079
Real Estate - 6.5%
11,566 Agree Realty Corp. REIT 845,012
3,531 Jones Lang LaSalle, Inc.(a) 903,159
6,805 Lamar Advertising Co., Class A REIT 825,855
2,574,026
Utilities - 2.5%
8,432 IDACORP, Inc. 973,474
Total Common Stocks (Cost $38,708,294) 39,218,828
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
351,126 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(b) 351,126
Total Short-Term Investments (Cost $351,126) 351,126
Investments, at value - 99.9% (Cost $39,059,420) 39,569,954
Other assets in excess of liabilities - 0.1% 22,884
NET ASSETS - 100.0% $ 39,592,838

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2025 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.4%
Consumer Discretionary - 12.0%
144,986 Acushnet Holdings Corp. $ 10,557,880
81,993 Boot Barn Holdings, Inc.(a) 12,462,936
70,980 Dorman Products, Inc.(a) 8,707,117
122,596 LGI Homes, Inc.(a) 6,316,146
150,553 Monarch Casino & Resort, Inc. 13,013,801
86,047 Ollie's Bargain Outlet Holdings, Inc.(a) 11,339,274
149,282 Patrick Industries, Inc. 13,774,250
76,171,404
Consumer Staples - 2.3%
58,394 Interparfums, Inc. 7,667,716
535,285 Utz Brands, Inc. 6,717,827
14,385,543
Energy - 3.3%
329,062 Northern Oil & Gas, Inc. 9,328,908
308,791 SM Energy Co. 7,630,225
253,907 Vital Energy, Inc.(a) 4,085,364
21,044,497
Financials - 18.7%
431,266 Atlantic Union Bankshares Corp. 13,490,000
174,697 Cass Information Systems, Inc. 7,590,585
157,633 Mercantile Bank Corp. 7,315,748
242,046 Moelis & Co., Class A 15,084,307
250,518 Origin Bancorp, Inc. 8,953,513
461,622 Seacoast Banking Corp. of Florida 12,750,000
167,859 Selective Insurance Group, Inc. 14,544,982
180,324 Stewart Information Services Corp. 11,739,092
258,505 The Baldwin Insurance Group, Inc.,
Class A(a) 11,066,599
83,756 UMB Financial Corp. 8,807,781
103,112 Walker & Dunlop, Inc. 7,267,334
118,609,941
Health Care - 11.2%
113,459 Addus HomeCare Corp.(a) 13,069,342
250,578 AMN Healthcare Services, Inc.(a) 5,179,447
496,740 Avanos Medical, Inc.(a) 6,080,098
350,241 Enovis Corp.(a) 10,983,558
153,094 Integer Holdings Corp.(a) 18,825,969
89,981 Prestige Consumer Healthcare, Inc.(a) 7,184,983
221,351 Simulations Plus, Inc. 3,862,575
188,494 Supernus Pharmaceuticals, Inc.(a) 5,941,331
71,127,303
Industrials - 21.2%
64,626 Alamo Group, Inc. 14,113,026
36,307 CSW Industrials, Inc. 10,413,937
77,939 EnerSys 6,684,828
98,271 Enpro, Inc. 18,823,810
98,876 ESCO Technologies, Inc. 18,971,338
265,646 ExlService Holdings, Inc.(a) 11,632,638
94,701 Franklin Electric Co., Inc. 8,498,468
118,663 ICF International, Inc. 10,051,943
Shares
Security
Description Value
262,681 Kforce, Inc. $ 10,804,070
193,698 Korn Ferry 14,203,874
423,036 NV5 Global, Inc.(a) 9,767,901
133,965,833
Information Technology - 16.4%
109,223 Advanced Energy Industries, Inc. 14,472,047
129,253 Ambarella, Inc.(a) 8,539,099
278,958 Benchmark Electronics, Inc. 10,831,939
153,276 Blackbaud, Inc.(a) 9,841,852
402,583 Cohu, Inc.(a) 7,745,697
167,678 CTS Corp. 7,144,760
195,694 Diodes, Inc.(a) 10,350,256
36,488 Littelfuse, Inc. 8,272,924
276,296 LiveRamp Holdings, Inc.(a) 9,128,820
181,474 Power Integrations, Inc. 10,144,397
699,393 Viavi Solutions, Inc.(a) 7,042,887
103,514,678
Materials - 3.8%
71,646 Balchem Corp. 11,406,043
158,601 Kaiser Aluminum Corp. 12,672,220
24,078,263
Real Estate - 6.0%
294,570 CareTrust REIT, Inc. 9,013,842
424,549 Marcus & Millichap, Inc. 13,037,900
494,440 NETSTREIT Corp. REIT 8,370,869
853,153 Sunstone Hotel Investors, Inc. REIT 7,405,368
37,827,979
Utilities - 3.5%
85,805 Chesapeake Utilities Corp. 10,315,477
103,959 IDACORP, Inc. 12,002,066
22,317,543
Total Common Stocks (Cost $468,211,821) 623,042,984
Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
9,318,745 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.21%(b) 9,318,745
Total Short-Term Investments (Cost $9,318,745) 9,318,745
Investments, at value - 99.9% (Cost $477,530,566) 632,361,729
Other assets in excess of liabilities - 0.1% 448,437
NET ASSETS - 100.0% $ 632,810,166

Notes to Schedules of Portfolio Investments
June 30, 2025
(Unaudited)
Quarterly Report 2025

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
June 30, 2025
(Unaudited)
Quarterly Report 2025

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2025, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 61,249,640 $ – $ 61,249,640
Non-Agency Commercial Mortgage Backed Securities – 25,718,761 – 25,718,761
Non-Agency Residential Mortgage Backed Securities – 11,285,287 – 11,285,287
Corporate Bonds – 69,620,308 – 69,620,308
Government & Agency Obligations – 57,730,939 – 57,730,939
Preferred Stocks 329,680 – – 329,680
Short-Term Investments 1,731,897 – – 1,731,897
Total $ 2,061,577 $ 225,604,935 $ – $ 227,666,512
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 11,095,374 $ – $ 11,095,374
Non-Agency Commercial Mortgage Backed Securities – 4,864,375 – 4,864,375
Non-Agency Residential Mortgage Backed Securities – 11,599,267 – 11,599,267
Corporate Bonds – 45,368,195 – 45,368,195
Government & Agency Obligations – 94,895,764 – 94,895,764
Short-Term Investments 1,923,147 – – 1,923,147
Total $ 1,923,147 $ 167,822,975 $ – $ 169,746,122

Notes to Schedules of Portfolio Investments
June 30, 2025
(Unaudited)
Quarterly Report 2025

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 48,978,170 $ – $ 48,978,170
Short-Term Investments 379,067 – – 379,067
Total $ 379,067 $ 48,978,170 $ – $ 49,357,237
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 49,171,797 $ – $ – $ 49,171,797
Asset Backed Securities – 5,483,660 – 5,483,660
Non-Agency Commercial Mortgage Backed Securities – 2,333,241 – 2,333,241
Non-Agency Residential Mortgage Backed Securities – 967,370 – 967,370
Corporate Bonds – 9,232,783 – 9,232,783
Government & Agency Obligations – 12,264,578 – 12,264,578
Short-Term Investments 2,628,342 – – 2,628,342
Total $ 51,800,139 $ 30,281,632 $ – $ 82,081,771
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 39,218,828 $ – $ – $ 39,218,828
Short-Term Investments 351,126 – – 351,126
Total $ 39,569,954 $ – $ – $ 39,569,954
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 623,042,984 $ – $ – $ 623,042,984
Short-Term Investments 9,318,745 – – 9,318,745
Total $ 632,361,729 $ – $ – $ 632,361,729

Notes to Schedules of Portfolio Investments
June 30, 2025
(Unaudited)
Quarterly Report 2025

from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.